Property, Plant and Equipment, net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule of Net Property, Plant and Equipment

Net property, plant and equipment consists of:

	September 30, 2016	December 31, 2015
Machinery, equipment and tooling	$4,809	$4,673
Vehicles	953	952
Furniture and fixtures	303	303
Plant and building	64,387	64,001
Real estate properties	3,504	3,500
Railroad and sidings	7,920	7,868
Land and improvements	13,317	12,977
Asset retirement obligation	1,135	1,135
Mineral properties	9,785	9,785
Deferred mining costs	417	155
Construction in progress	16,517	16,637

	123,047	121,986
Less: accumulated depreciation and depletion	17,752	13,058

Total property, plant and equipment, net	$105,295	$108,928

Property, plant and equipment consists of the following at December 31, 2015 and 2014:

	2015	2014
Machinery, equipment and tooling	$4,673	$4,011
Vehicles	952	733
Furniture and fixtures	303	206
Plant and building	64,001	43,785
Real estate properties	3,500	2,131
Railroad and sidings	7,868	7,193
Land and improvements	12,977	9,132
Asset retirement obligation	1,135	1,748
Mineral properties	9,785	9,734
Deferred mining costs	155	—
Construction in progress	16,637	14,941

	121,986	93,614
Less: accumulated depreciation and depletion	13,058	7,799

Property, plant and equipment, net	$108,928	$85,815